OPERATING INCOME - Accounts receivable, and contract liabilities (Details) - COP ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING INCOME
Accounts receivable from contracts with customers, net	[1]	$ 169,109	$ 86,759	$ 90,590
Contract liabilities		$ 60,791	$ 75,845	$ 118,857

[1]	The impairment corresponding to the receivable accounts from contracts from customers is COP 9,769, COP 11,975 and COP 9,639 for the year 2019, 2018 and 2017, respectively.